CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUE
Services revenue	[1]	$ 89,642,899	$ 172,012,405	$ 182,341,309
Services revenue - related parties	[1]	107,147,000	132,552,858	30,834,421
Product revenue	[1]	8,052,445	25,189,559	53,174,559
Product revenue - related parties	[1]	25,783,253	38,181,970	9,379,145
Total revenue	[1]	230,625,597	367,936,792	275,729,434
COST AND EXPENSES
Services cost of revenue	[1],[2]	140,063,016	225,944,268	150,482,793
Services cost of revenue - related parties	[1]	1,063,231	1,378,833	740,591
Product cost of revenue	[1],[3]	31,892,044	47,364,148	44,885,817
Product cost of revenue - related parties	[1]	2,455	0	2,422,519
Selling, general and administrative	[1]	17,290,623	21,449,432	15,783,971
Selling, general and administrative - related parties	[1]	757,892	950,588	2,754,877
Depreciation and amortization	[1]	72,315,398	74,498,574	36,365,598
Impairment of long-lived assets	[1],[4]	1,870,885	12,124,353	0
Total cost and expenses	[1]	265,255,544	383,710,196	253,436,166
Operating (loss) income	[1]	(34,629,947)	(15,773,404)	22,293,268
OTHER (EXPENSE) INCOME
Interest income	[1]	0	98,492	214,141
Interest expense	[1]	(4,096,182)	(5,464,547)	(4,603,595)
Interest expense - related parties	[1]	0	0	(184,479)
Other, net	[1]	158,172	(2,269,058)	(5,727,164)
Total other expense	[1]	(3,938,010)	(7,635,113)	(10,301,097)
(Loss) income before income taxes	[1]	(38,567,957)	(23,408,517)	11,992,171
Provision (benefit) for income taxes	[1]	53,884,871	(1,589,086)	7,514,194
Net (loss) income	[1],[4]	(92,452,828)	(21,819,431)	4,477,977
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	[1],[5]	2,710,605	(4,814,819)	472,714
Comprehensive (loss) income	[1]	$ (89,742,223)	$ (26,634,250)	$ 4,950,691
Net loss per share (basic and diluted) (Note 10) (in USD per share)	[1]	$ (2.94)	$ (0.73)	$ 0.21
Weighted average shares outstanding (in shares)	[1]	31,500,000	30,000,000	21,056,073
Pro Forma C Corporation Data (unaudited):
Taxes due to change to C corporation (Note 9)	[1]	$ 53,884,871	$ (1,589,086)	$ 7,514,194
Basic (in USD per share)		$ (2.94)	$ (0.73)	$ 0.21
Diluted (in USD per share)		$ (0.56)	$ (0.50)	$ (0.14)
Weighted average number of shares outstanding, basic (in shares)		30,000,000	30,000,000	21,056,073
Weighted average pro forma shares outstanding - diluted (in USD per share)		43,107,452	43,107,452	22,730,627
Exclusive of depreciation and amortization	[4]	$ 65,705,373	$ 68,053,581	$ 31,687,048
Exclusive of depreciation and amortization	[4]	6,477,214	6,297,798	4,597,583
Net of tax	[1]	1,731,887	0	298,170
Pro Forma
OTHER (EXPENSE) INCOME
Provision (benefit) for income taxes	[4]	53,088,861	0	0
Net (loss) income	[1]	(24,139,958)	(21,428,630)	(3,112,503)
Pro Forma C Corporation Data (unaudited):
Taxes on income earned as a non-taxable entity (Note 9)	[1]	15,224,009	390,801	(7,590,480)
Taxes due to change to C corporation (Note 9)	[4]	$ 53,088,861	$ 0	$ 0
Basic (in USD per share)	[1]	$ (0.56)	$ (0.50)	$ (0.14)
Weighted average number of shares outstanding, basic (in shares)	[1]	43,107,452	43,107,452	22,730,627

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Exclusive of depreciation and amortization of 65,705,373, 68,053,581and 31,687,048, for Years Ended December 31, 2016, 2015 and 2014.
[3]	Exclusive of depreciation and amortization of 6,477,214, 6,297,798, and 4,597,583 for Years Ended December 31, 2016, 2015 and 2014.
[4]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[5]	Net of tax of 1,731,887, 0, and 298,170 for Years Ended December 31, 2016, 2015 and 2014.